Report of Independent Registered Public Accounting
Firm


To the Shareholders and Board of Trustees
SEI Asset Allocation Trust:

In planning and performing our audits of the financial statements of SEI Asset Allocation Trust
(the Trust), comprised of Defensive Strategy Fund,
Defensive Strategy Allocation Fund, Conservative
Strategy Fund, Conservative Strategy Allocation
Fund, Moderate Strategy Fund, Moderate Strategy
Allocation Fund, Aggressive Strategy Fund, Tax-
Managed Aggressive Strategy Fund, Core Market
Strategy Fund, Core Market Strategy Allocation Fund,
Market Growth Strategy Fund, and Market Growth
Strategy Allocation Fund (the Funds), as of and for the year ended March 31, 2019, in accordance with the standards of the Public Company Accounting
Oversight Board (United States), we considered the
Funds internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the Funds financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly, we express no such opinion.
Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A companys internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and trustees of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the companys assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis.




Our consideration of the Funds internal control over
financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States). However,
we noted no deficiencies in the Funds internal
control over financial reporting and its operation,
including controls over safeguarding securities that
we consider to be a material weakness as defined
above as of March 31, 2019.
This report is intended solely for the information
and use of management and the Board of Trustees of
the Funds and the Securities and Exchange Commission
and is not intended to be and should not be used by
anyone other than these specified parties.
/s/ KPMG LLP

Philadelphia, Pennsylvania
May 30, 2019